Post balance sheet events (Details) $ in Millions	Dec. 23, 2019 USD ($) shares	Dec. 23, 2019 £ / shares shares	Oct. 31, 2019 shares
American Depository Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares (in shares)			5
Forecast | Ordinary shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from subscription and placing of shares | $	$ 50
Number of shares subscribed (in shares)	166,157,050	166,157,050
Number of shares placed (in shares)	9,221,400	9,221,400
Price per share (in GBP per share) | £ / shares		£ 0.221